Business combination - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 12, 2012
Business Acquisition [Line Items]
Business acquisition date	Mar. 12, 2012
Business acquisition cash consideration paid		11,722